Trade and other receivables	12 Months Ended
Sep. 30, 2025
Trade and other receivables
Trade and other receivables

4.Trade and other receivables

The following table presents a breakdown of trade and other receivables:

	September 30,	September 30,
	2025	2024
Trade receivables	$1,352,216	$455,049
Unbilled revenue	—	42,248
Sales tax recoverable	141,936	70,578
Total	$1,494,152	$567,875

There was no impairment of trade and other receivables during the year ended September 30, 2025 (2024 - $nil).

The following table presents changes in unbilled receivables:

	September 30,	September 30,
	2025	2024
Balance, beginning of year	$42,248	$5,211
Revenue billed during the year	(42,248)	(5,211)
Revenue in excess of billings, net of amounts transferred to trade receivables	—	42,248
Balance, end of year	$—	$42,248
Current	$—	$42,248
Non-current	$—	$—